UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2015

		Fair
Common Stock - 64.0%	Shares	Value
Chemicals - 15.7%
Netherlands - 4.6%
LyondellBasell Industries NV	67,538	$5,766,395
United States - 11.1%
E.I. du Pont de Nemours and Company	60,000	3,090,000
Polyone Corporation	90,000	2,922,300
The Dow Chemical Company(1)	120,000	5,251,200
Westlake Chemical Corporation(1)	45,000	2,485,350
		19,515,245
Commercial Service Supplies & Distributors - 0.8%
United States - 0.8%
United Rentals, Inc.(2)	14,000	970,620

General Partnerships - 5.5%
United States - 5.5%
Kinder Morgan, Inc.(1)	120,000	3,889,200
Targa Resources Corporation(1)	45,000	2,972,700
		6,861,900
Integrated Oil & Gas - 6.1%
France - 3.1%
Total SA	82,000	3,804,800
Norway - 3.0%
Statoil ASA	242,000	3,748,580
		7,553,380
Machinery - 3.0%
United States - 3.0%
Greenbrier Companies, Inc.	25,000	1,042,500
Wabtec Corporation(1)	28,000	2,681,280
		3,723,780
Materials - 0.8%
United States - 0.8%
Sealed Air Corporation	20,000	1,029,000

Oil & Gas Refining & Marketing - 13.9%
United States - 13.9%
HollyFrontier Corporation	75,000	3,514,500
Marathon Petroleum Corporation(1)	50,200	2,374,962
Phillips 66(1)	80,000	6,325,600
Tesoro Corporation(1)	55,000	5,060,550
		17,275,612
Oil & Gas Storage & Transportation - 7.6%
Bermuda - 3.1%
GasLog Ltd.(1)	135,677	1,884,553
Golar LNG Ltd.	51,722	2,014,055
Republic of the Marshall Islands - 4.5%
Ardmore Shipping Corporation	33,854	379,842
Teekay Corporation	140,000	5,146,400
		9,424,850
Shipping - 1.0%
United States - 1.0%
Cheniere Energy, Inc.(2)	20,000	1,243,000

Transportation - 0.5%
United States - 0.5%
XPO Logistics, Inc.(2)	20,000	702,000

Utilities - 9.1%
United States - 9.1%
Calpine Corporation(2)	75,000	1,195,500
Centerpoint Energy, Inc.(1)	145,000	2,699,900
Dominion Resources, Inc.(1)	30,000	2,092,500
PPL Corporation(1)	110,000	3,408,900
Sempra Energy(1)	20,000	1,897,000
		11,293,800

Total Common Stocks (Cost $75,041,942)		$79,593,187

Master Limited Partnerships and Related Companies - 24.7%
Oil & Gas Storage & Transportation - 20.4%
Republic of the Marshall Islands - 9.8%
Capital Product Partners, L.P.	726,969	$5,146,940
GasLog Partners, L.P.	131,694	2,531,159
Golar LNG Partners, L.P.	229,686	4,540,892
United States - 10.6%
Cheniere Energy Partners, L.P.(1)	230,000	6,840,200
Delek Logistics Partners, L.P.(1)	124,000	4,937,680
World Point Terminals, L.P.(1)	101,000	1,425,110
		25,421,981
Other - 3.5%
United States - 3.5%
Calumet Specialty Products Partners, L.P.	168,000	4,352,880

Transportation - 0.8%
Republic of the Marshall Islands - 0.8%
Navios Maritime Partners, L.P.	115,000	1,016,600

Total Master Limited Partnerships and Related Companies (Cost $28,815,156)		$30,791,461

Fixed Income - 24.6%
Commercial Service Supplies & Distributors - 3.2%
United States - 3.2%
United Rentals North American, Inc., 5.750%, due 11/15/2024(1)	4,000,000	$3,960,000

Construction & Engineering - 4.0%
United States - 4.0%
Zachry Holdings, Inc., 7.500%, due 02/01/2020(3)	5,000,000	5,000,000

Oil & Gas Equipment & Services - 1.4%
United States - 1.4%
Key Energy Services, 6.750%, due 03/01/2021	4,000,000	1,700,000

Oil & Gas Exploration & Production - 9.8%
Canada - 2.4%
MEG Energy Corporation, 6.375%, due 01/30/2023(3)	3,725,000	3,017,250
United States - 7.4%
Barrett Bill Corporation, 7.000%, due 10/15/2022(1)	2,750,000	1,938,750
Comstock Resources, Inc., 7.750%, due 04/01/2019	5,000,000	1,575,000
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	2,700,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	4,000,000	3,020,000
		9,233,750
Oil & Gas Refining & Marketing - 3.0%
United States - 3.0%
Western Refining Inc., 6.250%, due 04/01/2021(1)	3,750,000	3,731,250

Oil & Gas Storage & Transportation - 1.6%
United States - 1.6%
Sabine Pass Liquefaction, LLC, 5.750%, due 05/15/2024(1)	1,000,000	982,500
Sabine Pass Liquefaction, LLC, 5.625%, due 02/01/2021(1)	1,000,000	990,000
		1,972,500
Trading Companies & Distributors - 1.6%
United States - 1.6%
H & E Equipment Services, Inc., 7.000%, due 09/01/2022(1)	2,000,000	2,000,000

Total Fixed Income (Cost $40,766,869)		$30,614,750

Short-Term Investments - Investment Companies - 0.4%
United States - 0.4%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02%(4)	95,380	$95,380
Fidelity Government Portfolio Fund, 0.01%(4)	95,380	95,380
Fidelity Money Market Portfolio, 0.13%(4)	95,380	95,380
First American Prime Obligations Fund - Class Z, 0.05%(4)	95,380	95,380
Invesco STIC Prime Portfolio, 0.07%(4)	95,380	95,380
Total Short-Term Investments - Investment Companies (Cost $476,900)		$476,900

Total Investments - 113.7% (Cost $145,100,867)		$141,476,298
Liabilities in Excess of Other Assets - (13.7%)		(17,033,629)
Net Assets Applicable to Common Stockholders - 100.0%		$124,442,669

Percentages are stated as a percent of net assets.
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2015. As such, it is classified as a non-income producing security as of August 31, 2015.
(3)	Restricted security under rule 144A under the Securities Act of 1933, as amended. At August 31, 2015, these securities amounted to approximately $8,017,250, or 6.4% of net assets
(4)	Rate reported is the current yield as of August 31, 2015.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Cost of investments	$ 145,405,749
Gross unrealized appreciation	15,379,434
Gross unrealized depreciation	(19,308,885)
Net unrealized appreciation	$ (3,929,451)

* The above table only reflects tax adjustments through November 30, 2014.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Renaissance Fund's (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets
Equity Securities
Common Stock (a)	$79,593,187	$79,593,187	$-	$-
Master Limited Partnerships and Related Companies (a)	30,791,461	30,791,461	-	-
Total Equity Securities	110,384,648	110,384,648	-	-
Notes	30,614,750	-	30,614,750
Senior Notes(a)				-

Total Notes	30,614,750	-	30,614,750	-
Other
Short Term Investments (a)	476,900	476,900	-	-
Total Other	476,900	476,900	-	-
Total	$141,476,298	$110,861,548	$30,614,750	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2015.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended August 31, 2015.

Transactions in written options contracts for the period ended August 31, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	-	$-
Options written	400	39,585
Options covered	-	-
Options expired	(400)	(39,585)
Options exercised	-	-
Outstanding at August 31, 2015	-	$-

The average monthly fair value of written options during the period ended August 31, 2015 was $3,733.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2015:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 39,585	$ 39,585

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The Cushing Renaissance Fund

By (Signature and Title)                      /s/ Daniel L. Spears
Daniel L. Spears, President

Date             10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Daniel L. Spears
Daniel L. Spears, President

Date             10/28/15

By (Signature and Title)                      /s/ John H. Alban
John H. Alban, Treasurer

Date             10/28/15